Stockholders’ Equity (Details) - DIAMIR BIOSCIENCES CORP. [Member] - USD ($)	12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023
Stockholders’ Equity [Line Items]
Cash contribution	$ 300,000	$ 200,000
Discount on note payable	34,692	$ 35,063
Number of shares issued for convertible debt (in Shares)		29,336
Debt conversion converted value		$ 5.87
Shares issued for vested (in Shares)		246,000
Weighted average grant date fair value (in Dollars per share)		$ 7
Outstanding stock options (in Shares)		140,000
Stock-based compensation expense	24,312	$ 194,846
Unrecognized stock-based compensation expense related to options	0
Unrecognised stock based compensation non vested	$ 1,093,712
Restricted stock units (in Shares)			132,000
Terminated outstanding restricted stock shares (in Shares)	44,000
Unrecognized stock-based compensation expense related to restricted stock units	$ 652,080
Research and Development Expense [Member]
Stockholders’ Equity [Line Items]
Stock-based compensation expense		182,912
General and Administrative Expense [Member]
Stockholders’ Equity [Line Items]
Stock-based compensation expense		$ 11,934
Maximum [Member]
Stockholders’ Equity [Line Items]
Stock options exercise price (in Dollars per share)		$ 7.01
Minimum [Member]
Stockholders’ Equity [Line Items]
Stock options exercise price (in Dollars per share)		$ 0.01
Founder One [Member]
Stockholders’ Equity [Line Items]
Cash contribution	$ 250,000
Shares issued (in Shares)	2,200,000
Founder Two [Member]
Stockholders’ Equity [Line Items]
Shares issued (in Shares)	2,000,000
2024 Stock Option Plan [Member]
Stockholders’ Equity [Line Items]
Options issuable (in Shares)	600,000
Shares avaliable for grant increase percentage	2.00%